OPERATING LEASE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Operating Lease
OPERATING LEASE

NOTE 15: OPERATING LEASE

The Company has adopted ASU No. 2016-02, Leases (Topic 842), as of January 1, 2019 and will account for their lease in terms of the right of use assets and offsetting lease liability obligations for this new lease under this pronouncement. In accordance with ASC 842 - Leases, effective January 1, 2019, the Company up until May 16, 2019 did not have any long-term lease commitments. On May 17, 2019 with the Company’s acquisition of TRAQ Pvt Ltd., recorded a lease right of use asset and a lease liability at present value of $576,566 and $585,207, respectively. The Company is recording this amount at present value, in accordance with the standard, using an incremental borrowing rate by adjusting the benchmark reference rates with appropriate financing spreads and lease specific adjustments for the effects of collateral. The right of use asset will be composed of the sum of all lease payments plus any initial direct cost and will be straight line amortized over the life of the expected lease term. For the expected term of the lease the Company will use the term of the nine-year lease. This lease will be treated as an operating lease under the new standard.

The Company has chosen to implement this standard using the modified retrospective model approach with a cumulative-effect adjustment, which does not require the Company to adjust the comparative periods presented when transitioning to the new guidance on January 1, 2019. The Company has also elected to utilize the transition related practical expedients permitted by the new standard. The modified retrospective approach provides a method for recording existing leases at adoption and in comparative periods that approximates the results of a modified retrospective approach.

The lease right of use asset of in the original amount of $592,909 was to be amortized on a straight-line basis over the term of the lease.

During the year ended December 31, 2020, the Company renegotiated their leases with the landlord for TRAQ Pvt Ltd. As a result of this renegotiation, the Company vacated one of their two leases, and as a result, impaired $333,571 in right-of-use asset and $349,428 in lease liability.

As of June 30, 2021, the value of the unamortized lease right of use asset is $118,237. As of June 30, 2021, the Company’s lease liability was $127,919.

Remaining Lease Obligation by calendar year (undiscounted cash flows)
2022	$13,209
2023	28,593
2024	28,593
2025	29,487
2026	32,882
2027	58,914
Total lease payments	191,678
Less: Imputed interest	63,759
Present value of lease liabilities	$127,919

For the six months ended June 30, 2021 and 2020 the Company recorded rent expense of $15,511 and $63,895.

NOTE 13: OPERATING LEASE

The Company has adopted ASU No. 2016-02, Leases (Topic 842), as of January 1, 2019 and will account for their lease in terms of the right of use assets and offsetting lease liability obligations for this new lease under this pronouncement. In accordance with ASC 842 - Leases, effective January 1, 2019, the Company up until May 16, 2019 did not have any long-term lease commitments. On May 17, 2019 with the Company’s acquisition of TRAQ Pvt Ltd., recorded a lease right of use asset and a lease liability at present value of $576,566 and $585,207, respectively. The Company is recording this amount at present value, in accordance with the standard, using an incremental borrowing rate by adjusting the benchmark reference rates with appropriate financing spreads and lease specific adjustments for the effects of collateral. The right of use asset will be composed of the sum of all lease payments plus any initial direct cost and will be straight line amortized over the life of the expected lease term. For the expected term of the lease the Company will use the term of the nine-year lease. This lease will be treated as an operating lease under the new standard.

The Company has chosen to implement this standard using the modified retrospective model approach with a cumulative-effect adjustment, which does not require the Company to adjust the comparative periods presented when transitioning to the new guidance on January 1, 2019. The Company has also elected to utilize the transition related practical expedients permitted by the new standard. The modified retrospective approach provides a method for recording existing leases at adoption and in comparative periods that approximates the results of a modified retrospective approach.

The lease right of use asset of in the original amount of $592,909 was to be amortized on a straight-line basis over the term of the lease. For the years ended December 31, 2020 and 2019 the Company recorded rent expense of $100,079 and $74,214.

During the year ended December 31, 2020, the Company renegotiated their leases with the landlord for TRAQ Pvt Ltd. As a result of this renegotiation, the Company vacated one of their two leases, and as a result, impaired $333,571 in right-of-use asset and $349,428 in lease liability. The difference has been reflected as forgiveness of debt in the Consolidated Statements of Operations in December 31, 2020.

As of December 31, 2020, the value of the unamortized lease right of use asset is $126,118. As of December 31, 2020, the Company’s lease liability was $133,998.

Remaining Lease Obligation by calendar year (undiscounted cash flows)
2021	$26,087
2022	29,091
2023	29,091
2024	30,000
2025	33,455
2026 and thereafter	59,940
Total lease payments	207,663
Less: Imputed interest	73,665
Present value of lease liabilities	$133,998